NMCO
Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments    January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.4% (96.5% of Total Investments)
	Alabama – 6.9% (4.4% of Total Investments)
$500	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	B-	$628,515
43,450	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	50,799,133
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A:
465	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	484,004
3,500	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	3,802,470
47,915	Total Alabama			55,714,122
	Arizona – 4.3% (2.8% of Total Investments)
4,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence ? East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A	7/24 at 101.00	N/R	4,159,280
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019:
1,860	5.000%, 7/01/49, 144A	7/29 at 100.00	BB	2,081,042
1,500	5.000%, 7/01/54, 144A	7/29 at 100.00	BB	1,672,710
340	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A	7/28 at 100.00	BB+	358,377
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,037,880
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
2,000	5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	2,317,340
5,355	5.000%, 7/01/49, 144A	7/29 at 100.00	Ba2	6,119,373
1,525	5.000%, 7/01/54, 144A	7/29 at 100.00	Ba2	1,737,219
315	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%, 10/01/51, 144A	10/27 at 103.00	N/R	355,559
600	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/35, 144A	7/25 at 100.00	BB	654,534
280	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A	9/30 at 100.00	Ba2	300,787
2,700	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.375%, 2/01/41	2/24 at 100.00	B+	2,762,316
3,540	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2017, 5.000%, 6/15/52, 144A	6/22 at 100.00	N/R	3,598,375

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A	6/25 at 100.00	N/R	$527,855
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,110,000
50	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A	7/26 at 100.00	N/R	52,353
380	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.250%, 6/15/50, 144A	6/28 at 100.00	N/R	392,000
1,000	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A, 5.375%, 10/01/56	10/29 at 103.00	N/R	788,460
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,205	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,388,037
2,350	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	2,520,681
32,500	Total Arizona			34,934,178
	Arkansas – 3.6% (2.3% of Total Investments)
27,050	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	29,207,778
	California – 8.7% (5.6% of Total Investments)
3,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A	8/32 at 100.00	N/R	2,667,750
2,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	2,545,625
1,555	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	297,207
1,530	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	1,613,278
5,000	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/49	4/30 at 100.00	BBB+	5,486,150
4,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A, 6.000%, 10/01/50	10/27 at 103.00	N/R	4,417,640
2,500	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,754,000
1,385	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	1,441,314
320	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A	11/29 at 102.00	N/R	356,867
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
4,020	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	3,817,955
4,380	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	4,016,110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A:
$1,410	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	$1,516,229
700	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	749,567
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools ? Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	1,004,230
2,065	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	2,285,666
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,480	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	1,670,580
10,090	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	11,447,509
1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	1,291,728
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
278	5.750%, 7/01/24 (4), (5)	1/22 at 100.00	N/R	176,684
4	5.750%, 7/01/30 (4), (5)	1/22 at 100.00	N/R	2,236
133	5.750%, 7/01/35 (4), (5)	1/22 at 100.00	N/R	84,708
218	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (4), (5)	1/22 at 100.00	N/R	138,664
99	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4), (5)	1/22 at 100.00	N/R	63,181
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	2/22 at 22.43	N/R	5,595,000
2,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A, 3.250%, 10/01/58, 144A	4/32 at 100.00	N/R	2,039,250
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2, 4.000%, 12/01/58	6/32 at 100.00	N/R	1,907,240
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A:
5,000	4.000%, 1/15/46	1/31 at 100.00	Baa2	5,526,850
5,000	4.000%, 1/15/46 (UB) (6)	1/31 at 100.00	Baa2	5,526,850
88,262	Total California			70,440,068
	Colorado – 8.8% (5.6% of Total Investments)
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,060,910
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 7.500%, 12/01/49	6/24 at 79.97	N/R	668,170
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	518,335

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
$525	3.750%, 7/01/26, 144A	No Opt. Call	BB	$539,968
500	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	540,395
10,170	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019, 5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	10,920,037
12,485	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 3.250%, 8/01/49	8/29 at 100.00	BBB+	12,721,466
1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	1,055,770
14,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/49 (7)	3/25 at 93.28	N/R	11,127,200
5,500	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	5,891,105
1,075	Indy Oak Tod Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A	6/25 at 103.00	N/R	1,165,719
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	525,855
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	522,080
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,085,420
515	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	548,866
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
5,000	5.000%, 12/01/39	12/24 at 103.00	N/R	5,370,500
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,333,350
1,000	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	1,018,920
705	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	747,885
1,200	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	1,297,608
880	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	12/24 at 102.00	N/R	979,607
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	532,910
760	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/51	12/25 at 103.00	N/R	795,652

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019:
$1,400	5.000%, 12/01/39	9/24 at 103.00	N/R	$1,500,590
2,125	5.000%, 12/01/49	9/24 at 103.00	N/R	2,254,668
1,000	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,060,220
1,000	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,060,760
70,840	Total Colorado			70,843,966
	District of Columbia – 3.3% (2.1% of Total Investments)
87,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/22 at 22.44	N/R	19,416,660
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc., Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	1,956,720
5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51 (AMT)	10/31 at 100.00	A+	5,543,550
94,000	Total District of Columbia			26,916,930
	Florida – 17.9% (11.4% of Total Investments)
	Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020:
2,000	3.625%, 5/01/40	5/30 at 100.00	N/R	2,039,600
1,000	4.000%, 5/01/51	5/30 at 100.00	N/R	1,026,610
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
4,370	5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,587,582
2,500	6.000%, 7/01/45, 144A	7/25 at 100.00	N/R	2,624,575
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
140	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	149,838
100	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	105,332
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O'Lakes Project, Series 2020A, 5.000%, 12/15/49, 144A	12/30 at 100.00	Ba1	113,387
1,950	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39, 144A	1/29 at 100.00	N/R	2,144,278
1,000	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (5)	6/28 at 100.00	N/R	460,000
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior Living Community Project, Series 2015A, 7.000%, 4/01/49 (5)	4/22 at 103.00	N/R	550,000

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017:
$1,490	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	$1,402,626
3,735	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	3,417,712
170	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	174,719
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,000	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	1,135,350
1,000	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	1,136,300
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24, 144A	No Opt. Call	N/R	162,604
2,500	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	2,366,300
5,795	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,259,252
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A:
2,435	5.000%, 1/01/40, 144A	1/27 at 100.00	N/R	2,597,366
500	5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	528,710
3,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (8)	3,305,040
1,575	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	1,674,902
18,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	19,557,900
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
7,535	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/22 at 102.00	N/R	7,643,730
3,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/22 at 103.00	N/R	3,250,624
40,225	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/22 at 103.00	N/R	40,806,251
3,000	Florida Development Finance Corporation, Senior Living Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021, 5.000%, 6/01/51	6/28 at 103.00	N/R	3,334,740
	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013:
2,500	5.000%, 11/15/26 (AMT)	5/23 at 100.00	N/R	2,595,475
1,740	5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,800,030
1,280	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	3/22 at 100.00	BB-	1,282,368

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
$1,000	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	$1,026,310
1,100	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	1,127,049
1,300	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	1,316,575
690	LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40	5/30 at 100.00	N/R	717,697
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
1,260	5.000%, 7/01/26	No Opt. Call	BB+	1,276,859
1,000	5.000%, 7/01/27	No Opt. Call	BB+	1,014,480
1,410	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.125%, 11/01/39	11/27 at 100.00	N/R	1,587,491
4,935	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,414,090
500	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/54	10/29 at 40.38	BBB-	156,120
100	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40	5/30 at 100.00	N/R	102,984
125	Portico Community Development District, Lee County, Florida, Special Assessment, Refunding Improvement Series 2020-1, 3.500%, 5/01/37	5/30 at 100.00	N/R	126,228
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970	5.500%, 11/15/49	11/26 at 103.00	N/R	4,298,041
2,440	5.750%, 11/15/54	11/26 at 103.00	N/R	2,663,358
2,515	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,659,185
75	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29	No Opt. Call	N/R	78,648
1,705	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	1,928,952
500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	514,925
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 4.125%, 5/01/38, 144A	5/29 at 100.00	N/R	947,475
140,530	Total Florida			144,189,668
	Georgia – 2.5% (1.6% of Total Investments)
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,250	6.500%, 1/01/29	1/28 at 100.00	N/R	899,163
7,030	6.750%, 1/01/35	1/28 at 100.00	N/R	4,956,712
18,430	7.000%, 1/01/40	1/28 at 100.00	N/R	12,745,635

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$441	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	$479,596
850	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.125%, 10/01/39	10/26 at 103.00	N/R	881,272
28,001	Total Georgia			19,962,378
	Guam – 0.5% (0.3% of Total Investments)
3,860	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	4,314,206
	Hawaii – 0.7% (0.4% of Total Investments)
1,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,179,946
4,090	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27 (AMT)	3/22 at 100.00	B+	4,105,256
5,240	Total Hawaii			5,285,202
	Illinois – 15.0% (9.6% of Total Investments)
2,800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	3,126,228
5,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB-	5,858,600
3,965	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	4,394,687
335	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A	12/29 at 100.00	N/R	331,637
10,850	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.250%, 5/15/54	5/24 at 103.00	N/R	11,079,803
5,000	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	4,328,550
1,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/34	6/26 at 100.00	BBB-	1,069,420
4,840	Illinois State, General Obligation Bonds, May Series 2018A, 5.000%, 5/01/32	5/28 at 100.00	BBB-	5,608,737
890	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB-	1,084,385
	Illinois State, General Obligation Bonds, November Series 2017D:
4,600	5.000%, 11/01/28	11/27 at 100.00	BBB-	5,307,250
10,000	5.000%, 11/01/28 (UB) (6)	11/27 at 100.00	BBB-	11,537,500
	Illinois State, General Obligation Bonds, November Series 2019C:
15,000	4.000%, 11/01/43	11/29 at 100.00	BBB-	16,125,150
4,000	4.000%, 11/01/44	11/29 at 100.00	BBB-	4,293,360
3,700	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	3,760,310
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
3,135	0.000%, 12/15/50	No Opt. Call	BB+	1,149,636
2,500	0.000%, 12/15/51	No Opt. Call	BB+	883,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
$6,025	4.000%, 6/15/50	12/29 at 100.00	BB+	$6,404,274
7,935	5.000%, 6/15/50	12/29 at 100.00	BB+	9,020,587
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	7,099,400
22,500	0.000%, 12/15/56 – AGM Insured	No Opt. Call	A2	7,260,750
4,565	5.000%, 6/15/57	12/27 at 100.00	BB+	5,115,265
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured	No Opt. Call	BB+	3,227,000
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	510,790
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
150	4.000%, 1/01/38	1/30 at 100.00	AA-	168,170
120	4.000%, 1/01/39	1/30 at 100.00	AA-	134,351
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (5)	2/22 at 100.00	N/R	410,000
945	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (5)	2/22 at 100.00	N/R	850,595
935	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/22 at 100.00	N/R	936,290
154,290	Total Illinois			121,076,125
	Indiana – 0.8% (0.5% of Total Investments)
140	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A, 5.375%, 1/01/40	1/27 at 102.00	N/R	142,949
3,105	Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College, Refunding Series 2013, 5.000%, 10/01/32	10/23 at 100.00	N/R	3,241,806
500	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	B-	644,620
2,325	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	2,556,942
6,070	Total Indiana			6,586,317
	Iowa – 1.9% (1.2% of Total Investments)
8,540	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	8,649,995
1,320	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	1,404,559
4,125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	4,364,292

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$750	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	$807,960
14,735	Total Iowa			15,226,806
	Kansas – 0.4% (0.2% of Total Investments)
1,750	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	3/22 at 100.00	BBB	1,750,420
1,365	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,368,849
3,115	Total Kansas			3,119,269
	Louisiana – 1.7% (1.1% of Total Investments)
7,005	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	7,366,878
260	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	265,712
200	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	255,738
1,235	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	1,580,887
800	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	1,024,056
695	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	888,690
1,085	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	1,215,547
975	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	985,335
12,255	Total Louisiana			13,582,843
	Maryland – 0.4% (0.3% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,480	5.000%, 9/01/24	No Opt. Call	CCC	1,521,174
1,000	5.000%, 9/01/39	9/27 at 100.00	CCC	1,046,690
680	5.000%, 9/01/46	9/27 at 100.00	CCC	708,546
3,160	Total Maryland			3,276,410
	Massachusetts – 1.9% (1.2% of Total Investments)
1,620	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019, 5.000%, 6/15/54	6/26 at 100.00	N/R	1,710,866

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2017:
$1,000	5.000%, 7/01/37	7/27 at 100.00	B-	$960,510
3,900	5.000%, 7/01/42	7/27 at 100.00	B-	3,646,500
9,500	5.000%, 7/01/47	7/27 at 100.00	B-	8,720,620
16,020	Total Massachusetts			15,038,496
	Michigan – 0.5% (0.3% of Total Investments)
40	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44	11/27 at 102.00	BB	43,381
74,130	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	3,670,917
74,170	Total Michigan			3,714,298
	Minnesota – 0.7% (0.4% of Total Investments)
500	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A, 5.000%, 7/01/53	7/26 at 102.00	N/R	530,310
1,300	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,369,329
2,440	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54	7/27 at 102.00	N/R	2,560,780
130	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52, 144A	12/27 at 100.00	N/R	136,643
30	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/40	7/30 at 100.00	N/R	32,258
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	896,610
5,400	Total Minnesota			5,525,930
	Missouri – 0.0% (0.0% of Total Investments)
315	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 4.000%, 8/01/38	8/26 at 100.00	Ba1	333,248
	Nevada – 3.2% (2.1% of Total Investments)
9,385	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	9,876,399
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,086,400
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
2,114	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	2,334,134
340	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	358,006
2,750	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	2,674,210

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$52,500	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	$8,720,775
69,089	Total Nevada			26,049,924
	New Hampshire – 0.1% (0.0% of Total Investments)
470	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42 (AMT), 144A	7/23 at 100.00	B	483,414
	New Jersey – 3.9% (2.5% of Total Investments)
4,000	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39, 144A	10/27 at 102.00	N/R	4,012,320
1,500	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34	1/24 at 100.00	N/R	1,519,860
5,475	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	5,442,698
7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	7,642,275
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	2,570,800
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39 (UB) (6)	No Opt. Call	BBB	8,452,350
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,260	5.000%, 1/01/37 (AMT)	1/28 at 100.00	Baa1	1,433,174
500	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	563,690
37,735	Total New Jersey			31,637,167
	New Mexico – 1.3% (0.8% of Total Investments)
9,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 3.000%, 8/01/48	8/29 at 100.00	Aa3	9,783,765
825	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	833,918
10,325	Total New Mexico			10,617,683
	New York – 11.2% (7.2% of Total Investments)
950	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.250%, 11/01/34	11/24 at 100.00	BB	1,027,587
1,120	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	1,239,224
2,910	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	2,925,918
1,590	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	1,627,508
450	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38	8/28 at 100.00	BBB-	497,187

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$36,150	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60, 144A	3/22 at 5.66	N/R	$2,088,385
650	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	731,049
1,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55	5/30 at 100.00	BBB+	1,856,447
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014A-1, 5.250%, 11/15/39 (UB) (6)	11/23 at 100.00	BBB+	5,315,250
5,900	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 4.000%, 8/01/39 (UB) (6)	8/30 at 100.00	AA-	6,657,619
12,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	13,443,875
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
3,235	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,529,935
6,960	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	7,597,188
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
8,170	5.000%, 8/01/26 (AMT)	2/22 at 100.00	B-	8,252,435
3,000	5.000%, 8/01/31 (AMT)	2/22 at 100.00	B-	3,030,270
875	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	1,060,211
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
2,450	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	2,870,077
2,775	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	3,090,351
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,950	5.000%, 1/01/32 (AMT)	1/26 at 100.00	CC	2,723,676
3,000	5.000%, 1/01/33 (AMT)	1/26 at 100.00	CC	2,735,250
2,500	5.000%, 1/01/35 (AMT)	1/26 at 100.00	CC	2,250,900
2,775	5.000%, 1/01/36 (AMT)	1/26 at 100.00	CC	2,475,022
12,700	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	13,434,695
120,180	Total New York			90,460,059
	Ohio – 9.7% (6.2% of Total Investments)
89,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	14,000,079
325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	312,920

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$16,255	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	$17,879,525
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
410	5.000%, 12/01/24	12/22 at 100.00	N/R	413,514
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,004,250
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,004,310
7,610	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc. Project, Series 1998, 5.375%, 9/15/27 (AMT)	3/22 at 100.00	B	7,636,102
	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020:
2,170	3.750%, 12/01/38	6/29 at 100.00	N/R	2,199,035
140	4.000%, 12/01/46	6/29 at 100.00	N/R	141,007
5,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	5,483,300
930	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A	12/29 at 100.00	N/R	981,996
5,020	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	6,275
14,950	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	16,598,536
2,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	2,606
4,140	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	5,175
2,895	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	2,918,449
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	3/22 at 100.00	CCC+	2,007,600
2,470	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (5)	No Opt. Call	N/R	3,088
2,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	2,500
2,510	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (5)	No Opt. Call	N/R	3,138
2,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	2,031,321
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	989,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	$1,124,650
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B, 10.000%, 12/01/27 (AMT), 144A	12/26 at 105.00	N/R	1,156,170
167,160	Total Ohio			77,905,456
	Oklahoma – 0.9% (0.6% of Total Investments)
2,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	2,595,607
860	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	901,908
3,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	B-	3,798,209
6,810	Total Oklahoma			7,295,724
	Oregon – 0.0% (0.0% of Total Investments)
100	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/27 at 102.00	N/R	105,734
	Pennsylvania – 6.7% (4.3% of Total Investments)
1,125	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	1,141,988
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp., Refunding Series 2019:
5,970	4.875%, 11/01/24	No Opt. Call	B-	6,436,376
6,995	5.125%, 5/01/30	No Opt. Call	B-	8,275,365
355	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	427,374
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
3,300	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	3,331,086
560	3.500%, 4/01/41 (5)	No Opt. Call	N/R	700
1,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (5)	No Opt. Call	N/R	1,800
1,025	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (5)	No Opt. Call	N/R	1,281
5,355	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)	No Opt. Call	N/R	6,694
1,555	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	1,553,974
2,565	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/49	10/29 at 100.00	BB+	2,762,556

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,100	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44	5/22 at 100.00	B+	$3,116,988
1,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/30	12/25 at 100.00	N/R	1,059,910
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A:
1,870	5.125%, 10/15/37	4/27 at 100.00	BB	2,072,371
3,250	5.250%, 10/15/47	4/27 at 100.00	BB	3,566,810
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019:
2,160	5.000%, 1/01/39	1/25 at 104.00	N/R	2,347,963
1,240	5.000%, 1/01/45	1/25 at 104.00	N/R	1,341,333
3,555	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	4,234,965
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	1,812,725
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	1,812,725
1,270	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31	No Opt. Call	N/R	1,246,861
7,950	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC	5,836,810
1,025	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/27	11/25 at 100.00	BBB	1,143,849
545	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	573,198
60,650	Total Pennsylvania			54,105,702
	Puerto Rico – 15.4% (9.8% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,415	5.000%, 7/01/33	7/22 at 100.00	CCC	2,457,721
2,085	6.000%, 7/01/47	7/22 at 100.00	CCC	2,130,307
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,070	3.957%, 7/01/29 (5)	7/22 at 100.00	D	2,137,275
3,170	3.957%, 7/01/42 (5)	7/22 at 100.00	D	3,273,025
1,000	3.961%, 7/01/42 (5)	7/22 at 100.00	D	1,032,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
130	3.957%, 7/01/22 (5)	6/21 at 100.00	N/R	133,900
3,750	3.957%, 7/01/26 (5)	3/22 at 100.00	D	3,871,875
310	3.957%, 7/01/32 (5)	3/22 at 100.00	D	320,075
1,860	3.957%, 7/01/37 (5)	3/22 at 100.00	D	1,920,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$1,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/32 – NPFG Insured	No Opt. Call	D	$1,853,915
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,124	3.978%, 7/01/28 (5)	3/22 at 100.00	D	1,164,745
468	3.978%, 7/01/29 (5)	3/22 at 100.00	D	484,965
346	3.978%, 7/01/31 (5)	3/22 at 100.00	D	358,543
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
2,995	3.957%, 7/01/28 (5)	3/22 at 100.00	D	3,092,338
500	3.978%, 7/01/28 (5)	3/22 at 100.00	D	518,125
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
100	3.978%, 7/01/27 (5)	3/22 at 100.00	D	103,625
4,000	3.978%, 7/01/35 (5)	3/22 at 100.00	D	4,145,000
400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.978%, 7/01/24 (5)	3/22 at 100.00	D	414,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
5,000	4.123%, 7/01/33 (5)	7/23 at 100.00	D	5,312,500
10,000	4.102%, 7/01/36 (5)	7/23 at 100.00	D	10,600,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016A-4-RSA-1, 4.371%, 7/01/21 (5)	No Opt. Call	N/R	1,085,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
190	3.988%, 7/01/22 (5)	3/22 at 100.00	D	197,125
373	3.988%, 7/01/23 (5)	3/22 at 100.00	D	386,988
25	3.978%, 7/01/33 (5)	3/22 at 100.00	D	25,906
2,525	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	2,672,031
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/36 – AGC Insured	No Opt. Call	A3	3,225,660
5,465	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 1.630%, 7/01/42 (5)	7/22 at 100.00	N/R	5,642,612
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
22,095	0.000%, 7/01/46	7/28 at 41.38	N/R	7,201,217
49,582	0.000%, 7/01/51	7/28 at 30.01	N/R	11,676,641
2,500	5.000%, 7/01/58	7/28 at 100.00	N/R	2,785,137
47,865	Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (5)	3/22 at 100.00	N/R	43,198,162
500	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/24	3/22 at 100.00	CC	496,250
178,593	Total Puerto Rico			123,918,113
	South Carolina – 0.1% (0.1% of Total Investments)
430	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	465,307

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	$416,420
830	Total South Carolina			881,727
	Tennessee – 0.9% (0.5% of Total Investments)
1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%, 12/01/31, 144A	No Opt. Call	N/R	594,240
4,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	4,072,880
2,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25, 144A (5)	11/24 at 100.00	N/R	940,000
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	874,500
1,500	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A (5)	No Opt. Call	N/R	405,000
9,500	Total Tennessee			6,886,620
	Texas – 2.9% (1.8% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/31	1/27 at 100.00	BB+	550,080
500	5.000%, 1/01/32	1/27 at 100.00	BB+	549,870
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
540	5.000%, 1/01/25	No Opt. Call	B	567,994
475	5.000%, 1/01/29	1/27 at 100.00	B	507,058
850	5.000%, 1/01/34	1/27 at 100.00	B	899,317
4,665	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	3/22 at 100.00	B	4,692,710
650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	B	688,291
250	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.750%, 9/01/37, 144A	9/26 at 100.00	N/R	254,728
200	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.625%, 9/15/49, 144A	9/30 at 100.00	N/R	212,174
520	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49, 144A	8/24 at 100.00	N/R	544,820
70	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37	No Opt. Call	N/R	67,618
445	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36	No Opt. Call	N/R	434,035

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,930	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021B, 2.000%, 11/15/61	11/26 at 105.00	N/R	$2,304,827
5,795	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1, 5.500%, 1/01/57	1/28 at 103.00	N/R	5,680,085
625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (8)	716,800
400	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/29 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (8)	433,284
110	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50, 144A	9/30 at 100.00	N/R	115,700
145	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019, 4.750%, 9/15/49, 144A	9/27 at 100.00	N/R	154,396
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/41 (5)	2/27 at 100.00	N/R	700,000
4,575	6.375%, 2/15/48 (5)	2/27 at 100.00	N/R	3,202,500
26,245	Total Texas			23,276,287
	Utah – 0.3% (0.2% of Total Investments)
2,000	Military Installation Development Authority, Tax Allocation Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52	9/26 at 103.00	N/R	1,781,180
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A, 5.000%, 6/15/50, 144A	6/27 at 102.00	N/R	1,073,070
3,000	Total Utah			2,854,250
	Virgin Islands – 4.0% (2.5% of Total Investments)
710	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	710,014
16,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/30	10/24 at 100.00	N/R	16,036,800
435	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	438,028
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	3/22 at 100.00	Caa3	997,490
11,685	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	3/22 at 100.00	Caa3	11,795,306
2,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A	No Opt. Call	N/R	1,930,660
31,830	Total Virgin Islands			31,908,298

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 1.2% (0.8% of Total Investments)
	Roanoke Economic Development Authority, Virginia Residential Care Facility Revenue Bonds, Richfield Living, Series 2020:
$5,870	5.000%, 9/01/50 (5)	9/27 at 103.00	N/R	$5,043,445
4,840	5.125%, 9/01/55 (5)	9/27 at 103.00	N/R	4,175,081
538	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 6.525%, 7/01/52, 144A (cash 7.500%, PIK 7.500%)	No Opt. Call	N/R	582,637
11,248	Total Virginia			9,801,163
	Washington – 0.3% (0.2% of Total Investments)
1,125	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,173,206
1,000	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds, Rockwood Retirement Communities Project, Series 2020A, 5.000%, 1/01/51, 144A	1/26 at 103.00	N/R	1,040,830
2,125	Total Washington			2,214,036
	West Virginia – 0.6% (0.4% of Total Investments)
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
3,000	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	3,354,240
625	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	699,900
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)	1/25 at 100.00	B	1,040,220
4,625	Total West Virginia			5,094,360
	Wisconsin – 8.2% (5.2% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, 21st Century Public Academy Project, Series 2020A:
750	5.000%, 6/01/40, 144A	6/28 at 102.00	N/R	801,000
1,340	5.000%, 6/01/49, 144A	6/28 at 102.00	N/R	1,405,968
365	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	380,669
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
3,000	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	2,951,520
4,240	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,146,805
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,060,060
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
12,695	6.250%, 8/01/27, 144A	No Opt. Call	N/R	13,282,017
1,125	6.750%, 8/01/31, 144A	No Opt. Call	N/R	1,163,194

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
$555	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	$586,840
13,915	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	14,935,526
215	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	153,390
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	652,500
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A:
225	5.000%, 12/01/27	No Opt. Call	BBB-	248,231
1,765	5.200%, 12/01/37	12/27 at 100.00	BBB-	2,050,048
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	1,869,700
635	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 5.000%, 4/01/50, 144A	4/30 at 100.00	BB	714,089
5,000	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021, 4.250%, 7/01/54 (AMT)	7/31 at 100.00	N/R	5,041,900
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,885	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	3,619,275
250	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	153,750
8,735	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	5,372,025
4,500	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 – AGM Insured	12/30 at 29.95	A1	997,380
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54	11/26 at 103.00	N/R	3,253,440
73,195	Total Wisconsin			65,839,327
$1,641,438	Total Municipal Bonds (cost $1,163,842,777)			1,220,623,282

Shares	Description (1)	Value
	COMMON STOCKS – 5.2% (3.3% of Total Investments)
	Electric Utilities – 5.2% (3.3% of Total Investments)
859,113	Energy Harbor Corp (9), (10), (11)	$41,774,369
	Total Common Stocks (cost $24,407,228)	41,774,369

NMCO	Nuveen Municipal Credit Opportunities Fund (continued)
Portfolio of Investments January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.2% (0.2% of Total Investments)
32	VanEck High Yield Muni ETF	$1,935,680
	Total Exchange-Traded Funds (cost $2,058,659)	1,935,680
	Total Long-Term Investments (cost $1,190,308,664)	1,264,333,331
	Floating Rate Obligations – (3.2)%	(25,900,000)
	MuniFund Preferred Shares, net of deferred offering costs – (55.7)% (12)	(448,935,979)
	Other Assets Less Liabilities – 2.1%	16,735,221
	Net Assets Applicable to Common Shares – 100%	$806,232,573
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,220,157,809	$465,473	$1,220,623,282
Common Stocks	—	41,774,369	—	41,774,369
Exchange-Traded Funds	1,935,680	—	—	1,935,680
Total	$1,935,680	$1,261,932,178	$465,473	$1,264,333,331

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 35.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.